Leases - Movement in lease liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Lease liabilities
Beginning balance	£ 4,393
Cash flows	(1,684)	£ (1,953)
Acquisition	1,522	239
Accretion expense	109	131
Ending balance	£ 4,340	4,393
Increase (decrease) due to adoption of IFRS 16
Lease liabilities
Beginning balance		£ 5,976